Schedule of Investments (unaudited) June 30, 2020	iShares® Emerging Markets Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 14.2%
CCR SA	270,400	$714,067
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	39,676	416,995
Ultrapar Participacoes SA, ADR	257,530	873,027

		2,004,089

Chile — 6.2%
Enel Americas SA, ADR	84,669	635,864
Enel Chile SA, ADR	62,205	234,513

		870,377

China — 40.3%
Beijing Capital International Airport Co. Ltd., Class H	390,000	244,050
Beijing Enterprises Water Group Ltd.	702,000	273,538
CGN Power Co. Ltd., Class H(a)	1,196,000	246,902
China Gas Holdings Ltd.	241,800	745,637
China Merchants Port Holdings Co. Ltd.	312,000	368,742
China Oilfield Services Ltd., Class H	554,000	497,499
China Resources Gas Group Ltd.	100,000	487,069
China Resources Power Holdings Co. Ltd.	208,000	244,486
China Suntien Green Energy Corp. Ltd., Class H(b)	585,000	133,599
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	364,000	162,499
COSCO SHIPPING Ports Ltd.	390,000	209,330
Guangdong Investment Ltd.	338,000	580,018
Jiangsu Expressway Co. Ltd., Class H	278,000	325,689
Kunlun Energy Co. Ltd.	468,000	303,126
Shenzhen Expressway Co. Ltd., Class H	156,000	157,802
Shenzhen International Holdings Ltd.	227,999	363,012
Sinopec Kantons Holdings Ltd.	338,000	129,523
Zhejiang Expressway Co. Ltd., Class H	326,000	230,500

		5,703,021

Malaysia — 6.7%
Sapura Energy Bhd(b)	3,314,000	73,473
Tenaga Nasional Bhd	323,700	877,805

		951,278

Mexico — 10.9%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	10,114	375,735
Grupo Aeroportuario del Pacifico SAB de CV, ADR	8,866	636,756
Grupo Aeroportuario del Sureste SAB de CV, ADR	4,758	534,276

		1,546,767

Security	Shares	Value

South Korea — 3.4%
Korea Electric Power Corp., ADR(b)(c)	59,527	$475,025

Thailand — 10.1%
Airports of Thailand PCL, NVDR(c)	729,300	1,427,571

Total Common Stocks — 91.8% (Cost: $15,008,431)		12,978,128

Preferred Stocks

Russia — 7.0%
Transneft PJSC, Preference Shares, NVS	529	995,943

Total Preferred Stocks — 7.0% (Cost: $1,272,581)		995,943

Short-Term Investments

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(d)(e)(f)	722,819	723,758
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(d)(e)	10,000	10,000

		733,758

Total Short-Term Investments — 5.2% (Cost: $733,329)		733,758

Total Investments in Securities — 104.0% (Cost: $17,014,341)		14,707,829

Other Assets, Less Liabilities — (4.0)%		(561,795)

Net Assets — 100.0%		$14,146,034

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	226,705	496,114	722,819	$723,758	$3,232	(b)	$(37)	$351
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	(10,000)	10,000	10,000	7		—	—

				$733,758	$3,239		$(37)	$351

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Emerging Markets Infrastructure ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,978,128	$—	$—	$12,978,128
Preferred Stocks	995,943	—	—	995,943
Money Market Funds	733,758	—	—	733,758

	$14,707,829	$—	$—	$14,707,829

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

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